Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
Long-Term Debt

The following table presents the Company’s long-term debt at March 31, 2023 and December 31, 2022:

	March 31,	December 31,
	2023	2022
Revolver under Credit Agreement, bearing interest ranging from 5.77% to 5.92% (a)	$650,587	$614,705
Term loan under Credit Agreement, bearing interest at 5.77% (a)	650,000	650,000
Term loan under Term Loan Agreement, bearing interest at 5.78% (a)	800,000	800,000
4.25% Senior Notes due 2028	500,000	500,000
3.50% Senior Notes due 2029	500,000	500,000
2.60% Senior Notes due 2030	600,000	600,000
2.20% Senior Notes due 2032	650,000	650,000
3.20% Senior Notes due 2032	500,000	500,000
4.20% Senior Notes due 2033	750,000	750,000
3.05% Senior Notes due 2050	500,000	500,000
2.95% Senior Notes due 2052	850,000	850,000
Notes payable to sellers and other third parties, bearing interest ranging from 2.42% to 10.35%, principal and interest payments due periodically with due dates ranging from 2024 to 2036 (a)	36,049	37,232
Finance leases, bearing interest ranging from 1.89% to 2.16%, with lease expiration dates ranging from 2026 to 2027 (a)	10,791	11,464
	6,997,427	6,963,401
Less – current portion	(10,513)	(6,759)
Less – unamortized debt discount and issuance costs	(65,075)	(66,493)
Long-term portion of debt and notes payable	$6,921,839	$6,890,149

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(a)	Interest rates represent the interest rates at March 31, 2023.

The following table presents the Company’s long-term debt as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Revolver under Credit Agreement, bearing interest ranging from 5.42% to 5.74% (a)	$614,705	$803,944
Term loan under Credit Agreement, bearing interest at 5.42% (a)	650,000	650,000
Term loan under Term Loan Agreement, bearing interest at 5.42% (a), (b)	800,000	—
4.25% Senior Notes due 2028	500,000	500,000
3.50% Senior Notes due 2029	500,000	500,000
2.60% Senior Notes due 2030	600,000	600,000
2.20% Senior Notes due 2032	650,000	650,000
3.20% Senior Notes due 2032	500,000	—
4.20% Senior Notes due 2033	750,000	—
3.05% Senior Notes due 2050	500,000	500,000
2.95% Senior Notes due 2052	850,000	850,000
Notes payable to sellers and other third parties, bearing interest ranging from 2.42% to 10.35%, principal and interest payments due periodically with due dates ranging from 2024 to 2036 (a)	37,232	37,508
Finance leases, bearing interest ranging from 1.89% to 2.16%, with lease expiration dates ranging from 2026 to 2027 (a)	11,464	10,519
	6,963,401	5,101,971
Less – current portion	(6,759)	(6,020)
Less – unamortized debt discount and issuance costs	(66,493)	(55,451)
	$6,890,149	$5,040,500
(a)	Interest rates represent the interest rates incurred at December 31, 2022.
(b)	Interest rate margin for term loan under Term Loan Agreement was 1.00% at December 31, 2022.

Details of the Company's Credit Agreement

Details of the Credit Agreement are as follows:

	March 31,	December 31,
	2023	2022
Revolver under Credit Agreement
Available	$1,159,902	$1,193,502
Letters of credit outstanding	$39,511	$41,793
Total amount drawn, as follows:	$650,587	$614,705
Amount drawn – U.S. Term SOFR rate loan	$280,000	$391,000
Interest rate applicable – U.S. Term SOFR rate loan	5.77%	5.42%
Amount drawn – U.S. Term SOFR rate loan	$100,000	$—
Interest rate applicable – U.S. Term SOFR rate loan	5.78%	—%
Amount drawn – U.S. Term SOFR rate loan	$60,000	$—
Interest rate applicable – U.S. Term SOFR rate loan	5.91%	—%
Amount drawn – Canadian bankers’ acceptance	$210,587	$223,705
Interest rate applicable – Canadian bankers’ acceptance	5.92%	5.74%
Commitment – rate applicable	0.09%	0.09%
Term loan under Credit Agreement
Amount drawn – U.S. Term SOFR rate loan	$650,000	$650,000
Interest rate applicable – U.S. Term SOFR rate loan	5.77%	5.42%

Details of the Credit Agreement are as follows:

	December 31,
	2022	2021
Revolver under Credit Agreement
Available	$1,193,502	$933,775
Letters of credit outstanding	$41,793	$112,281
Total amount drawn, as follows:	$614,705	$803,944
Amount drawn – U.S. Term SOFR rate loan	$391,000	Not applicable
Interest rate applicable – U.S. Term SOFR rate loan	5.42%	Not applicable
Interest rate margin – U.S. Term SOFR rate loan	1.00%	Not applicable
Amount drawn – U.S. LIBOR rate loan	Not applicable	$631,000
Interest rate applicable – U.S. LIBOR rate loan	Not applicable	1.10%
Interest rate margin – U.S. LIBOR rate loan	Not applicable	1.00%
Amount drawn – U.S. base rate loan	$—	$158,000
Interest rate applicable – U.S. base rate loan	—%	3.25%
Interest rate margin – U.S. base rate loan	—%	0.00%
Amount drawn – U.S. swingline loan	$—	$11,000
Interest rate applicable – U.S. swingline loan	—%	3.25%
Interest rate margin – U.S. swingline loan	—%	0.00%
Amount drawn – Canadian bankers’ acceptance	$223,705	$3,944
Interest rate applicable – Canadian bankers’ acceptance	5.74%	1.45%
Interest rate acceptance fee – Canadian bankers’ acceptance	1.00%	1.00%
Commitment – rate applicable	0.09%	0.09%
Term loan under Credit Agreement
Amount drawn – U.S. Term SOFR rate loan	$650,000	Not applicable
Interest rate applicable – U.S. Term SOFR rate loan	5.42%	Not applicable
Interest rate margin – U.S. Term SOFR rate loan	1.00%	Not applicable
Amount drawn – U.S. based LIBOR loan	Not applicable	$650,000
Interest rate applicable – U.S. based LIBOR loan	Not applicable	1.10%
Interest rate margin – U.S. based LIBOR loan	Not applicable	1.20%

Aggregate Contractual Future Principal Payments by Calendar Year on Long-Term Debt

As of December 31, 2022, aggregate contractual future principal payments by calendar year on long-term debt are due as follows:

2023	$6,759
2024	10,636
2025	7,112
2026	2,071,152
2027	5,179
Thereafter	4,862,563
$6,963,401